SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Total assets	$ 118,724	$ 151,303
Current liabilities:
Accounts payable-intercompany	25,120	30,875
Total current liabilities	40,042	49,033
Total liabilities	41,323	52,115
Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 40,907 and 40,335 shares issued at December 31, 2020 and December 31, 2019, respectively; 35,898 and 35,525 shares outstanding at December 31, 2020 and December 31, 2019, respectively	123	123
Additional paid-in capital	1,266,318	1,265,615
Treasury stock, at cost: 5,009 and 4,810 shares at December 31, 2020 and December 31, 2019, respectively	(12,322)	(11,948)
Accumulated deficit	(1,240,379)	(1,216,703)
Accumulated other comprehensive income	63,661	62,101
Shareholders’ equity	77,401	99,188
Total liabilities and shareholders' equity	118,724	151,303
UTSTARCOM HOLDINGS CORP
ASSETS
Investment in subsidiaries	91,904	113,317
Total assets	91,904	113,317
Current liabilities:
Accounts payable-intercompany	14,503	14,129
Total current liabilities	14,503	14,129
Total liabilities	14,503	14,129
Stockholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 40,907 and 40,335 shares issued at December 31, 2020 and December 31, 2019, respectively; 35,898 and 35,525 shares outstanding at December 31, 2020 and December 31, 2019, respectively	123	123
Additional paid-in capital	1,266,319	1,265,615
Treasury stock, at cost: 5,009 and 4,810 shares at December 31, 2020 and December 31, 2019, respectively	(12,322)	(11,948)
Accumulated deficit	(1,240,380)	(1,216,704)
Accumulated other comprehensive income	63,661	62,102
Shareholders’ equity	77,401	99,188
Total liabilities and shareholders' equity	$ 91,904	$ 113,317